Share-based payment obligation - Valuation assumptions for Omnibus plans (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Omnibus share-based payment plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 32.4
Assumption of forfeiture rate	7.00%
Expected charge over remaining term of outstanding share options	$ 18.1
Omnibus share-based payment plans | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 11.39
Omnibus share-based payment plans | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 11.55
Omnibus share-based payment plans, RSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 17.4
Omnibus share-based payment plans, PSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	10.9
Omnibus share-based payment plans, PSUs with market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 4.1